Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Dec. 28, 2012 Pension Plan Program	Sep. 28, 2012 Pension Plan Program	Sep. 30, 2011 Pension Plan	Sep. 24, 2010 Pension Plan	Sep. 28, 2012 Pension Plan Equity Securities	Sep. 28, 2012 Pension Plan Debt Securities	Sep. 28, 2012 Postretirement Benefit Plans	Sep. 30, 2011 Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans (in pension plans)				1	1
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year				$ 1	$ 1
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate accumulated benefit obligation					81	72
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets					52	48
Target plan asset allocations								60.00%	40.00%
Employer contributions					2	4
Estimated future employer contributions in next fiscal year					2
Defined contribution plan cost recognized	22	17	14
Deferred compensation liability	12	11
Benefit obligation					81	72	67			5	5
Accumulated other comprehensive income net gains, after tax										0	1
Estimated future employer contributions in current fiscal year				$ 2